Investment Objectives and Goals - T. Rowe Price International Stock Portfolio	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.